RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Accounts receivable, related parties		$ 5,763,509
HTL Marketing [Member]
Related Party Transaction [Line Items]
Maximum aggregate amount	50,000,000	50,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable, related parties		5,763,509
Accounts payable, related parties	63,749,207	74,890,989
Amounts due from related parties		$ 7,026,092